Income Tax	6 Months Ended
Apr. 30, 2024
Income Tax [Absract]
INCOME TAX

NOTE 17 – INCOME TAX

The Company is subject to profits tax rate at 25% for income generated for its operation in the PRC. Net operating losses can be carried forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred.

The net taxable income (losses) before income taxes and its provision for income taxes comprised of the following:

	Six Months Ended
	April 30, 2024	April 30, 2023
Loss attributed to the PRC	$(15,887,520)	$(6,332,397)
PRC statutory tax rate	25%	25%
Income tax expense at statutory rate	-	-
PRC tax prepayment	-	20
Income tax expense	$-	$20